Financial risk management and fair value measurement - Foreign exchange risk (Details) - CAD ($)	Aug. 31, 2023	Aug. 31, 2022
Trade and other payables
Financial risk management and fair value measurement
Carrying amount of financial instruments	$ 800,149	$ 172,871
Cash
Financial risk management and fair value measurement
Carrying amount of financial instruments	3,258,419	5,142,703
Trade and other receivables
Financial risk management and fair value measurement
Carrying amount of financial instruments	$ 188,001	$ 103,116